Commitments and Contingent Liabilities - Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) (AUD)	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Less than 1 year	549,092
1 - 3 years	1,117,422
3 - 5 years	1,190,538
More than 5 years	624,152
Total minimum lease payments	3,481,204